Provisions - Additional Information (Detail) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD Years	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Disclosure of provision matrix [line items]
Decommissioning liability, inflation factor rate	2.00%	2.00%
Decommissioning liability, credit-adjusted rate	6.50%	6.50%
Decommissioning liability, expected useful life | Years	50
Decommissioning liability	CAD 147	CAD 182	CAD 397
Office lease provision, credit-adjusted discount rate	6.50%	6.50%
Decommissioning liability on undiscounted uninflated basis [member]
Disclosure of provision matrix [line items]
Decommissioning liability	CAD 900	CAD 1,100